Revenue - Summary of Revenue Disaggregated by Geography (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenue	$ 726,951	$ 381,740	$ 1,999,634	$ 941,249	$ 1,451,086	$ 994,104	$ 483,363
Rest Of The World [Member]
Disaggregation of Revenue [Line Items]
Revenue	289,450	147,310	789,788	354,919
United States [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 437,501	$ 234,430	$ 1,209,846	$ 586,330